Fair Value Measurements (Details) - Schedule of the Company's Assets and Liabilities that are Measured at Fair Value on a Recurring Basis	9 Months Ended
Sep. 30, 2021 USD ($)
Assets:
U.S. Money Market held in Trust Account	$ 345,024,019
Liabilities:
Warrants Liability	24,063,287
Public Warrants Liability [Member]
Liabilities:
Warrants Liability	12,190,000
Private Warrants Liability [Member]
Liabilities:
Warrants Liability	11,873,287
Quoted Prices In Active Markets (Level 1) [Member]
Assets:
U.S. Money Market held in Trust Account	345,024,019
Liabilities:
Warrants Liability	12,190,000
Quoted Prices In Active Markets (Level 1) [Member] | Public Warrants Liability [Member]
Liabilities:
Warrants Liability	12,190,000
Quoted Prices In Active Markets (Level 1) [Member] | Private Warrants Liability [Member]
Liabilities:
Warrants Liability
Significant Other Observable Inputs (Level 2) [Member]
Assets:
U.S. Money Market held in Trust Account
Liabilities:
Warrants Liability
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants Liability [Member]
Liabilities:
Warrants Liability
Significant Other Observable Inputs (Level 2) [Member] | Private Warrants Liability [Member]
Liabilities:
Warrants Liability
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
U.S. Money Market held in Trust Account
Liabilities:
Warrants Liability	11,873,287
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants Liability [Member]
Liabilities:
Warrants Liability
Significant Other Unobservable Inputs (Level 3) [Member] | Private Warrants Liability [Member]
Liabilities:
Warrants Liability	$ 11,873,287